Schedule of Property and Equipment (Details) - Peak Bio, Inc. [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Gross property and equipment		$ 752,892	$ 848,286
Less: accumulated depreciation		(599,784)	(471,638)
Net property and equipment	$ 27,496	153,108	376,648
Lab Equipment [Member]
Gross property and equipment		682,209	682,209
Leasehold Improvements [Member]
Gross property and equipment		41,578	41,578
Computer and Office Equipment [Member]
Gross property and equipment		25,380	120,774
Computer Software [Member]
Gross property and equipment		$ 3,725	$ 3,725